Property, Plant and Equipment:	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2012
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	524,362	(479,884)	44,478
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	1,309,073	(1,223,907)	85,166
Mineral property	150,010	-	150,010
	$21,010,463	$(1,744,981)	$19,265,482

		Accumulated
	Cost	Depreciation	Net
December 31, 2011
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	517,235	(463,066)	54,169
Leasehold improvements	41,190	(40,727)	463
Venezuelan property and equipment	1,415,972	(1,330,806)	85,166
	$20,960,225	$(1,834,599)	$19,125,626

Machinery and equipment includes amounts paid for equipment previously intended for use on the Brisas project. At December 31, 2011 equipment with a carrying value of approximately $0.45 million was reclassified to assets held for sale and sold during the first quarter of 2012 for its carrying value.

In May 2012 the Company entered into an Option Agreement with Soltoro Ltd. (“Soltoro”) whereby Soltoro granted Gold Reserve the right to earn an undivided 51% interest in the La Tortuga property located in Jalisco State, Mexico. The Option Agreement allows the Company to acquire an undivided 51% interest by making an aggregate $650,000 in option payments to Soltoro as well as expending $3 million on the property over 3 years. At completion of the earn-in a joint venture agreement will be formalized. The Company may subsequently exercise an option to acquire an additional 9% interest in the property for $2,000,000. Upon signing, the Company made an initial $50,000 option payment and at the end of July 2012 the Company made an additional $100,000 option payment to Soltoro. La Tortuga is an 11,562 hectare property being investigated for its base and precious metal potential with occurrences of copper and gold mineralization over 49 square kilometers. Work on the property has included 151 line-kilometers of Induced Polarization, diamond drill holes, mapping and sampling and ground magnetics.